Network, Operation and Support Expenses - Summary of Network, Operation and Support Expenses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of analysis of income and expense [Line Items]
Network operations and support expenses	¥ 43,236	$ 6,210	¥ 55,077	¥ 54,507
Network, operation and support expenses [member]
Disclosure of analysis of income and expense [Line Items]
Repairs and maintenance	10,303		11,102	10,531
Power and water charges	12,319		14,481	14,853
Others	1,976		2,067	1,875
Network, operation and support expenses [member] | Property, plant and equipment [member]
Disclosure of analysis of income and expense [Line Items]
Charges for use of network, premises, equipment and facilities	8,146		11,445	10,724
Network, operation and support expenses [member] | China Tower Corporation Limited ("Tower Company") [member]
Disclosure of analysis of income and expense [Line Items]
Charges for use of tower assets	¥ 10,492		¥ 15,982	¥ 16,524